September 26, 2012

Mr. John P. Nolan

Senior Assistant Chief Accountant

U.S. Securities and Exchange Commission

Washington, DC  20549

RE:	Talmer Bancorp, Inc.
Confidential Draft Registration Statement on Form S-1
Submitted June 15, 2012
CIK No. 0001360683

Dear Mr. Nolan:

This letter is being submitted in response to certain comments provided by the Staff of the Division of Corporation Finance (the “Staff”) of the United States Securities and Exchange Commission (the “Commission”) set forth in your letter dated July 12, 2012 (the “Comment Letter”) with respect to the above-referenced Confidential Draft Registration Statement on Form S-1 submitted by Talmer Bancorp, Inc.  Unless the context indicates otherwise, all references in this letter to “the Company,” “we,” “us” and “our” refer to Talmer Bancorp, Inc. and our wholly owned subsidiary, Talmer Bank and Trust.  All references to the “Bank” refer to Talmer Bank and Trust only.

For your convenience, we have set forth each comment from the Comment Letter in italics and bold typeface and have included our response below it.  The numbered paragraphs in this letter correspond to the numbered paragraphs of the Comment Letter.

General

1.              Noting the “red herring” language on the cover page, confirm to the staff that no preliminary distribution will be made until all of the non-Rule 430A information is included.

Response:  We hereby confirm that no preliminary distribution will be made until all of the non-Rule 430A information is included.

2.              Confirm to the staff that you intend to be approved for listing prior to the pricing of the offering and, if so, revise the disclosure to so state.

Response:  We acknowledge the Staff’s comment, however, we have not yet applied to be listed on The NASDAQ Global Market.  We do, however, expect that our shares of Class A Common Stock will be approved for listing on The NASDAQ Global Market prior to pricing of the offering. We will provide updated disclosure with respect to the status of our application to list on The NASDAQ Global Market and our intent to be approved for listing prior to the pricing in an amendment to the registration statement.

3.              Before you request acceleration of effectiveness of the registration statement, please provide us with a letter from FINRA stating whether it objects to the underwriters’ compensation.

Response:   We acknowledge the Staff’s comment and confirm that, prior to submitting a request for accelerated effectiveness of the registration statement, we will ensure that the Staff has received a letter or call from FINRA that confirms that it does not object to the underwriters’ compensation.

4.              Since you appear to qualify as an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act (“the Act”), please revise your prospectus to provide the following additional disclosures:

•                  describe how and when a company may lose emerging growth company status;

•                  a brief description of the various exemptions that are available to you, such as exemptions from Section 404(b) of the Sarbanes-Oxley Act of 2002 and Section 14A(a) and (b) of the Securities Exchange Act of 1934; and

•                  your election under Section 107(b) of the Act:

•            If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the Act, include a statement that the election is irrevocable; or

•            If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(2)(B) of the Act, provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures in MD&A, Prospectus Summary, page 1.

Response:  We have described when we may lose our status as an emerging growth company in the risk factor “The requirements of being a public company may strain our resources….” on page 24 of Amendment No. 1.  We have also disclosed in the risk factor “We are an ‘emerging growth company’….” on page 33 of Amendment No. 1 the various exemptions that are available to us as an emerging growth company and we have revised our disclosure to note that we have elected to take advantage of the extended transition period provided in Section 7(a)(2)(B) of the Securities Act for complying with new or revised accounting standards.  We have included the above-referenced “emerging growth company” disclosures in the Prospectus Summary on page 2 of Amendment No. 1.  Our election to take advantage of the extended transition period for new or revised accounting standards has also been disclosed in our critical accounting policy disclosure on page 53 of Amendment No. 1.

5. Please revise the section entitled “Company Overview” on page 1 as follows:

•                  Revise the first paragraph to name the holding company’s operating banks and other material subsidiaries;

•                  noting your description of the business experience of your CEO on page 113, revise the first paragraph (as well as the first paragraph of the section “Our Competitive Strengths” on page 4) to explain the basis for your claim that you are led by “seasoned bankers with extensive experience in…acquiring and integrating financial institutions in our current and target markets;”

•                  revise the second paragraph to disclose that over 77 percent of your loans are in real estate related and are concentrated in Detroit, Michigan and more than 50 percent of your loans are for commercial real estate concentrated in Detroit, Michigan;

•                  revise the second paragraph to disclose the percentage of the value of your loan portfolio that was acquired and the percentage that was originated by you;

•                  revise the second paragraph to briefly describe the geographic breakdown of your loan portfolio; and

•                  revise the third paragraph to disclose your net income for your past fiscal year and most recent quarter and the percentage that was gains resulting from the acquisitions.

Response:   We have revised our disclosure in the “Company Overview” to address the above-requested information beginning on page 1 of Amendment No. 1.  We have also revised the first paragraph of the section “Our Competitive Strengths” beginning on page 6 of Amendment No. 1 to address the business experience of our executives.

6. Please revise the section entitled “Private Placements” on page 1 as follows:

•                  disclose the per share price at which you sold stock in each of the private placements;

•                  disclose the amount and form of consideration you paid to the FDIC in each transaction;

•                  disclose here (and in the third paragraph on page 5) that each loss share agreement is limited in time and scope and are dependent upon your performance of certain duties; and

•                  revise the second to last paragraph to explain the terms of the “commitments for up to $153 million and file that agreement as an Exhibit.

Response:  We have revised our disclosure beginning on page 2 (and in the last paragraph on page 7) of Amendment No. 1 to include the above-requested information.

7. Please revise the section entitled “Market Areas” on page 2 to revise the table on page 3 to disclose the unemployment rate for each area as of May 2012 and the state generally and your market share of deposits. Please include data regarding home prices, commercial real estate prices and foreclosures to the extent available.

Response:  We have revised our disclosure in “Market Areas” on pages 5 and 99 of Amendment No. 1 to include the unemployment rate and our market share of deposits for each area shown.  Additionally, we have added the section titled “Economic Overview” within the “Business Overview” section of the Management’s Discussion and Analysis on page 46 of Amendment No. 1 to include other relevant economic data as available to us.

8. Revise to add a subsection captioned “Indemnification Asset” or a similar caption and briefly describe the details of the asset and the risks of realization and other risks associated with this asset.

Response:  We have revised our disclosure to add a subsection captioned “FDIC Indemnification Asset” on page 4 of Amendment No. 1 and have briefly described the details and risks associated with this asset.

Summary Historical Consolidated Financial date, page 8

9. Revise to include the following information:

•                  Bargain purchase gains;

•                  Tangible book value per share;

•                  Tangible shareholder equity; and,

•                  Allowance for loan losses as a percentage of non-performing loans.

Response:  We have revised our disclosure to include the above-requested information beginning on pages 11 and 43 of Amendment No. 1.  Please note that we have included the allowance for loan losses as a percentage of non-performing loans, excluding loans accounted for under ASC 310-30.  Including loans accounted for under ASC 310-30 would present information that is not meaningful as allowance is established for these loans during the re-estimation process, however, these loans are not considered to be non-performing loans under the guidance of ASC 310-30.

Risk Factors, page 10

10. Revise the preamble to clearly state that the section includes all known material risk factors.

Response:  We have modified the introductory paragraph to the risk factors on page 13 of Amendment No. 1 to state that the section includes all known material risks.

11. Consider adding a risk factor for Bargain Purchase gains regarding the impact on historical results and the risk that they may not continue and if that might materially affect future results of operations.

Response:  We have included a risk factor regarding the impact of Bargain Purchase gains on our historical results on page 15 of Amendment No. 1.

Risks related to Common Stock

Shares of Our Common Stock are subject to Dilution, page 27

12. Revise to disclose the weighted average exercise prices of the warrants and the options as well as the terms.

Response:  We have revised our disclosure on page 30 of Amendment No. 1 to include the weighted average exercise price of the warrants and options as well as other terms.

We and Certain of our shareholders…, page 32

13. Revise to name the entities that are affected by these prohibitions. In addition, with regard to the selling shareholders as well as those with pending commitments to purchase shares, advise us if they will be affected and how. We may have further comment.

Response:  We have revised the risk factor beginning on page 35 of Amendment No. 1 to note the name of the shareholders affected by these prohibitions.

Those investors covered by the FDIC Policy Statement on Qualifications for Failed Bank Acquisitions will be prohibited from selling the shares they acquired in our April 30, 2010 private placement until April 30, 2013.  None of our investors with pending capital commitments currently holding less than 5% of our equity securities will be able to exceed their 5% ownership limit in any subsequent drawdown and, therefore, these investors will not become subject to the FDIC Policy Statement on Qualifications for Failed Banks as a result of the offering.  In addition, the shares purchased by “covered investors” in the February 2012 private placement (or in future drawdowns) would only become subject to the FDIC Policy Statement on Qualifications for Failed Bank Acquisitions if we engage in an additional failed bank acquisition.

14. Please address the risks associated with Mr. Ross, being the beneficial owner of 22 percent of your outstanding stock and serving as a director.

Response:  In connection with our April 2010 private placement and the WL Ross Funds’ acquisition of more than 20% of our Class A Common Stock, each of the WL Ross Funds entered into passivity commitments with the Federal Reserve to avoid a control determination under the Bank Holding Company Act.  These passivity commitments are designed to restrict the WL Ross Funds’ ability to control or influence our management and policies.   As a result, we do not currently view Mr. Ross’ service as a director representative for the WL Ross Funds and the beneficial ownership of the WL Ross Funds of 22% of our Class A Common Stock as presenting a material risk to the Company or the Bank.

Use of Proceeds, page 36

15. Revise the second paragraph’s “we do not currently have any plans…” to also include the words “arrangements or understandings.”

Response:  We have revised the second paragraph in Use of Proceeds on page 39 of Amendment No. 1 to reflect that we are currently involved in discussions concerning the potential acquisition of a number of financial institutions, although no contracts have been entered into regarding these institutions.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Business Overview, page 42

16. Please revise this section to comply with Item 303(a) and Release No. 33-8350 by including discussion and analysis of the following:

•                  drop in net income by over $11 million which was 25 percent from 2010 to 2011 despite onetime gains of over $39 million and one time income of over $50 million from FDIC loss sharing;

•                  drop of over 58 percent in net income from the first quarter in 2011 to the first quarter in 2012;

•                  increase of over $23 million from 2010 in salary and employee benefits making this your largest expense; and

•                  distinguish between organic growth and acquired growth.

Response:  We have revised our disclosure in “Business Overview” beginning on page 45  of Amendment No. 1 to address the most significant factors for changes in income between periods and to distinguish between organic and acquired growth.

17. Please revise this section to comply with Item 303(a) and Release No. 33-8350 by including discussion and analysis of known trends, events, demands, commitments and uncertainties that are reasonably likely to have a material effect on your financial condition and results of operations including, but not limited to, the following:

•                  the status of your efforts to integrate each of the four acquired banks into your company;

•                  specific economic conditions in the Detroit area including, but not limited to, the following: unemployment rate; per capita personal income; personal bankruptcy filings; and business bankruptcy filings; and

•                  given that over 77 percent of your portfolio is real estate loans, provide discussion and analysis of your particular market area home price index; residential real estate sales; single family housing permits and multifamily housing permits; foreclosures started and mortgage delinquencies; and commercial real estate prices; and sales and commercial building permits.

Response:  We have revised our disclosure in “Business Overview” beginning on page 45 of Amendment No. 1 to disclose that all of our acquired banks have been fully integrated.  In addition, we have added a section titled “Economic Overview” on page 46 of Amendment No. 1 to address relevant and available data for our markets.

18. Please add a discussion and analysis of your loan portfolio including the amount and percentage of your loans that are nonconforming, subprime, “alt A” loans, interest-only and option adjustable rate loans.

Response:  We have revised our disclosure on page 74 of Amendment No. 1 to include a discussion of our lending done in the ordinary course of our business and to disclose the amounts held in our loan portfolio for certain types of loans that we consider to be of higher risk.

Business Overview

First Banking Center, page 43

19. Please revise to expand the disclosure that losses above a certain level are either not reimbursed for non-single family loans or are reimbursed at 30% for single family loans, clarifying what those levels are and the circumstances under which they are applicable.

Response:  We have revised our disclosure regarding the First Banking Center acquisition beginning on page 47 and on page 96 of Amendment No. 1 to clarify the loss share coverage.

SAB Topic 1:K Relief, page 45

20. We have reviewed the request you filed with the Division of Corporation Finance, Office of the Chief Accountant (CF-OCA) on December 7, 2011, in which you requested that we not object to the company’s conclusion that CF Bancorp is not a predecessor of the company because the company did not succeed to substantially all the business of CF Bancorp. In our response, we did not object to the company’s conclusion based on the facts and circumstances set forth in the request. Please be advised that it appears you have not specifically requested a waiver for the inclusion in this registration statement of the required audited financial statements of CF Bancorp and each subsequent acquiree for which audited financial statements are required. Please contact CF-OCA to request waivers for the required audited financial statements.

Response:  By letter dated September 13, 2012, the CF-OCA granted our requested relief from providing the audited financial statements of CF Bancorp, First Banking Center, Peoples State Bank and Community Central Bank pursuant the guidance under Staff Accounting Bulletin Topic 1:K, Financial Statements of Acquired Troubled Financial Institutions.

Lake Shore Wisconsin Corporation, page 46

21. Please tell us how you considered the company’s pending IPO when determining the value of the shares issued in this acquisition. Also, please revise to specifically disclose the price per share assigned to the shares.

Response:  We determined the value of the shares issued in the acquisition of Lake Shore Wisconsin Corporation in February 2011 when the initial acquisition agreement was executed.  The registration rights agreement containing our obligation to file this Form S-1 registration statement by June 15, 2012 was executed in February 2012, after the Lake Shore Wisconsin Corporation transaction was negotiated and completed.  As such, the IPO was not considered when we determined the value of the shares issued in the acquisition.

In addition, we have revised our disclosure on page 50 of Amendment No. 1 to provide the price per share assigned to the shares in the acquisition of Lake Shore Wisconsin Corporation.

Summary of Acquisition and Loss Share Accounting, page 46

22. Please revise the discussions of your acquisitions here and elsewhere, as applicable, to provide a more robust discussion of how you identified and measured loan impairment at the dates of the acquisitions and how you assess the loans for impairment in subsequent periods. Discuss when you account for loans on a loan by loan basis and when you account for loans on a pooled basis.

Response:  We have revised our disclosure beginning on page 50 of Amendment No. 1 to provide a more detailed discussion of the process used to determine the fair value of our acquired loans at acquisition date and our re-estimation process performed in subsequent periods.  The revised disclosure also clarifies that we account for all loans on a loan by loan basis and, therefore, we do not have any loans accounted for on a pooled basis.

23. Please revise to provide a discussion of why you do not re-estimate all acquired loans each quarter and the basis for not doing so. Absent re-estimating all loans in each period, provide a roll-forward by applicable loan category or pool that sets forth the re-estimation dates for each category or pool and the amount of re-

estimation adjustments made at each date. Also, please revise the disclosures of your critical accounting to discuss your re-estimation process.

Response:  We have revised our disclosure beginning on page 51 of Amendment No. 1 to provide a more robust discussion of our re-estimation process and why we do not re-estimate all acquired loans accounted for under ASC 310-30 on a quarterly basis.

We have also provided the requested roll-forward on page 67 of Amendment No. 1 that provides the results of re-estimations.  We also included the roll-forward in new Footnote 7, Acquired Loans and Loss Share Accounting, beginning on page F-37.  We perform our re-estimations at the acquired entity level.  The roll-forward provides the amount of impairment recorded from our periodic re-estimation and quarterly monitoring and includes the amount of cash-flow improvements identified during the review.  In all cases, the improvement in cash-flows was greater than the impairment identified.  It should be noted that because we account for our acquired loans on a loan by loan basis, rather than on a pooled basis, the accounting results from our periodic re-estimation and our quarterly monitoring process are recorded gross, with no offset to such impairment other than from our indemnification under FDIC loss share agreements. Because pooled accounting allows for the netting of impairment and improvements in cash flows within a pool, the results are muted and thus not comparable to our results.

We have also revised our disclosure in “Critical Accounting Policies” beginning on page 53 of Amendment No. 1 to discuss our re-estimation process.

24. Please revise to disclose the dollar threshold at which loans are individually evaluated for purposes of re-estimation. For smaller loans, discuss whether or not you consider interest rates and loan term in determining the characteristics of the pools.

Response:  We have revised our disclosure beginning on page 50 of Amendment No. 1 in our “Summary of Acquisition and Loss Share Accounting” to clarify that we account for all loans on a loan by loan basis and, therefore, do not have any loans accounted for on a pooled basis.  The revised disclosure further provides that our periodic re-estimations aim to maintain the same coverage (or greater) as the loan population that is specifically reviewed at acquisition.

25. Please revise to provide an expanded discussion of how you consider whether a loan modification of a purchased credit impaired loan is a troubled debt restructuring. For each type of modification, clarify how you considered the contractual terms of the loan and your carrying value at the time of the modification. Please be specific.

Response:  We have revised our disclosure on page 52 of Amendment No. 1 in our “Summary of Acquisition and Loss Share Accounting” to expand the discussion on how we assess modifications on purchased credit impaired loans for Troubled Debt Restructuring (TDR) classification.

26. We note that you have pieces of disclosure related to changes in some of the elements related to the accounting for purchased credit impaired loans, such as changes in the accretable yield and the FDIC indemnification asset, in different locations in this document. Because these activities appear to constitute a significant portion of your operations, please revise here and elsewhere, as appropriate and including the footnotes to the financial statements, to present roll-forwards of the accretable yield, the non-accretable yield, the FDIC receivable and the FDIC indemnification asset together in one section. Include a discussion of the changes in the components of each of these accounts, their interrelationship and their effects on the financial statements.

Response:  We have revised our financial statements to include a new Footnote 7, Acquired Loans and Loss Share Accounting, on page F-37 which presents roll-forwards of the accretable yield, components of the covered provision for loan losses, the FDIC receivable and the FDIC indemnification asset together in one section, and we have revised our discussion to clarify the interrelationship and effect on the financial statements of these accounts.

Please note that we did not include a roll-forward of the non-accretable difference because we believe the current disclosures required by ASC 310-30 regarding the credit quality of our purchase credit impaired loans and presented in Footnote 5, Loans, and Footnote 6, Allowance for Loan Losses, to our financial statements provide the appropriate level of information to investors.  The non-accretable difference, as defined in ASC 310-30, is the difference between the expected cash flows and contractual cash flows of acquired loans at acquisition.  We periodically re-estimate the expected cash flows of our acquired loans over the life of the acquired loans and if additional losses are expected, the losses are recognized as an allowance for loan losses and taken through the provision for loan loss and, therefore, such losses are not included in a non-accretable difference roll forward.  In addition, investors that are concerned with reviewing additional losses following an acquisition will find adequate disclosures for loans accounted for under ASC 310-30 in the allowance for loan losses footnote provided on page F-32 of our financial statements.  If we determine that an acquired loan’s projected cash flows have improved through the re-estimation process, the accretable yield is adjusted to reflect the improvement in cash flows and may result in the reclassification from non-accretable difference to accretable yield.  In that instance, a roll forward of the accretable yield (which is a required disclosure under ASC 310-30) provides investors with the most meaningful information on the potential income to be recognized over the remaining life of the purchased credit impaired loan.

Notably, we believe our conclusion to only present a roll-forward of the accretable yield, components of the covered provision for loan losses, the FDIC receivable and the FDIC indemnification is consistent with guidance from the former senior technical organization within the American Institute of Certified Public Accountants (AICPA) that determined the AICPA’s technical policies related to financial reporting standards (AcSEC).  By way of background, ASC 310-30 was originally issued as SOP 03-3 in late 2003 and was effective for purchased credit impaired loans acquired after December 15, 2004.  In the basis of conclusion section, specifically B-60, of the original guidance, it states that several respondents to the exposure draft of SOP 03-3 indicated that some of the proposed disclosures, including roll-forwards of the non-accretable difference, were not meaningful and would impose a significant cost burden to obtain.  As a result, AcSEC reassessed the disclosures and eliminated those related to the non-accretable difference, and modified other disclosures to make them more readily obtainable, while still conveying information regarding the credit quality of acquired loans that are within the scope of the guidance.  AcSEC concluded that the outstanding balance of loans (that is, unpaid principal, unpaid interest, penalties, and other) and the related carrying amount (including any related allowance for uncollectible amounts) should be disclosed at each balance sheet date because these disclosures provide an indication of credit quality, comparability between entities, and how the credit quality has changed from balance sheet to balance sheet.  We agree with the AcSEC that the outstanding balance and related carrying amount are the most meaningful disclosures and that a roll-forward of the non-accretable difference is not necessary and is burdensome to compile.

27. Regarding the roll-forwards requested above, please ensure they reflect the “reclassification” of the discount of purchased credit impaired loans to the allowance for loan losses on credit impaired loans and that you discuss the basis for it.

Response:  As discussed in our response to comment number 26, we have not included a roll forward of the non-accretable difference.  In addition, as more fully explained below, we have not revised the accretable difference roll forward to reflect the “reclassification” of the discount of purchased credit impaired loans to the allowance for covered loan losses because there is not a one-for-one relationship between discount that is reclassified and the loan’s remaining accretable discount at the time a loan exits ASC 310-30 accounting due to a troubled debt restructuring (TDR) designation. Please also refer to our revised disclosures in the “Summary of Acquisition and Loss Share Accounting” beginning on page 50 of Amendment No. 1 for a discussion on the accounting for purchased credit impaired loans modified and classified as a TDR.

When a modification qualifies as a TDR and the loan was initially individually accounted for under ASC 310-30, the loan is required to exit ASC 310-30 accounting and be accounted for under FASB ASC Subtopic 310-40, “Receivables — Troubled Debt Restructurings by Creditors” (ASC 310-40). At the time of exit, the loan begins to be carried at the outstanding unpaid principal balance rather than the Recorded Investment (defined as the initial investment plus accretion and less any payments and/or charge-offs).  In order to accomplish the transfer of the accounting for the TDR from ASC 310-30 to ASC 310-40 we “reclassify” any discount, representing the difference between the Recorded Investment and the unpaid principal balance, on the purchased credit impaired loan from the loan’s carrying value to the allowance for loan loss and the recognition of any additional allowance for loan loss required to be established for that loan. In the reclassification, any discount that remains on the purchased impaired loan and associated indemnification asset is reversed and recorded net through accelerated discount on acquired loans.  We then establish the necessary allowance for the TDR in accordance with the methods prescribed in ASC 310-10-35 “Receivables — Overall — Subsequent Measurements” (formerly FAS 114) to determine the allowance for loan losses. At the time the loan exits ASC 310-30, the discount that is reclassified does not represent remaining non-accretable difference and/or accretable difference on the loan.  Non-accretable difference at acquisition date is calculated as the difference between the contractual principal and interest due on the loan and the total cash, principal and interest, we expect to collect on the loan.  The unpaid principal balance is only a portion of the contractual cash flow on the loan as it only represents the principal component and does not include interest due on the loan.  The life of loan contractual interest is never on the face of the balance sheet and is not included in the discount calculation.  The accretable difference represents the difference between the loan’s carrying value and the total cash, principal and interest we expect to collect on the loan.  The discount is calculated as the difference between the unpaid principal balance and the Recorded Investment so it only represents a part of the accretable discount calculation. Because there is not a one-for-one relationship between discount that is reclassified and the loan’s remaining accretable discount at the time a loan exits ASC 310-30, it is not possible to present the amount of discount reclassified in the accretable discount roll forward.

Financial Results, page 52

28.  Please revise your discussion of the factors contributing to the increase in the allowance for loan losses on covered loans to specifically identify which category or pools of loans where re-estimated in the first quarter of 2012 and which were not. See our comment above requesting disaggregated disclosure of re-estimations and ensure you reflect re-estimations in the first quarter of 2012 in the revisions made in response to that comment.

Response:  We have revised our “Financial Results” disclosure beginning on page 57 and our “Provision for Loan Losses” disclosure beginning on page 65 of Amendment No. 1 to include details as to which portfolios of loans were re-estimated in the quarter’s discussed.

29.  We note references in this section to loans formally accounted for under ASC 310-30 that are now accounted for under ASC 310-40. Please revise here and elsewhere, as appropriate, to clarify how your accounting for these transfers considers the requirements of ASC 310-30-40-1.

Response:  We have revised our disclosure on page 50 of Amendment No. 1 in our “Summary of Acquisition and Loss Share Accounting” to clarify that we account for all loans on a loan by loan basis and thus do not have any purchased credit impaired loans accounted for on a pooled basis.  The requirements of ASC 310-30-40-1 are only applicable to purchased credit impaired loans accounted for within a pool.

Provision for Loan Losses, page 57

30.  We note your disclosures that many purchased loans originated prior to or during the recession have weak credit metrics. We also note that the discussion of your underwriting policies and procedures in the Business section primarily focuses on your originated loans. Please revise here or elsewhere, as applicable, to provide an overview of the policies and procedures used to underwrite the acquired loans, to include the related credit metrics, such as loan to value ratios, FICO scores, etc., and to discuss the characteristics of any hybrid loan products used to underwrite them. Your revisions should clarify the underlying risks in the acquired loans.

Response:  We have acquired all of our purchased loans in acquisitions of failed financial institutions from the FDIC, as receiver.  As such, all acquired loans were originated and underwritten through the policies and procedures of the prior financial institution.  As noted on page 95 of Amendment No. 1, we conducted due diligence on each acquired loan portfolio to determine default frequency and loss severity factors for various asset classes and created financial models of the portfolio to determine expected losses.  We then forecast volume, duration and pace of resolution of non-performing assets to determine estimated carrying costs and expenses to be reflected in the bids we submitted to the FDIC.  We also estimated the cost of administering the portfolio and performed an analysis of the loan portfolio using pro forma financial information.  Based on this due diligence, we submitted negative bids to the FDIC to purchase the assets of each of the acquired banks at a discount.  We expect the combination of the negative bid and the reimbursements under the loss share agreements to be adequate to absorb the probable losses and expenses relating to each acquired bank’s loan and other real estate portfolios, expected carrying costs for the non-performing assets and the costs to manage the portfolios. The loss share agreements for each of our acquisitions contain specific terms and conditions regarding the management of covered assets that we must follow to receive reimbursement on losses from the FDIC, which we have described under “Business, Loss Share Resolution” beginning on page 102 of Amendment No. 1.

31.  Please revise to provide an expanded discussion of the adjustments made to peer loss information in determining the allowance for loan losses, including how management extrapolates the trends in your delinquent and non-accrual loans to that information.

Response:   We have revised our disclosures on page 54 of Amendment No. 1 in our “Critical Accounting Policies” related to the allowance for loans losses for originated loans to address the above comment.

Securities Available for Sale, page 72

32.  Please revise to provide an expanded discussion of the characteristics of your private issued mortgage-backed securities and your corporate debt securities. Also, please discuss management’s concept of short-term as it relates to the investment in corporate debt securities as it appears a significant amount of them mature beyond five years.

Response:  We have revised the disclosures on page 84 of Amendment No. 1 to incorporate characteristics of our private mortgage-backed securities and our corporate debt securities.  We have removed the term “short-term” from the disclosure surrounding securities available-for-sale.

Business, page 82

33.  Please disclose the material terms of each of the loss sharing agreements with the FDIC including the following:

•                  any “requirements” as any conditions, exceptions or qualifications to the FDIC loss sharing agreements, the consequences of any failure to fulfill the requirements and any limits on the amount or types of losses the FDIC will cover;

•                  any limits or conditions on your ability to sell the acquired loans and the related loss sharing agreements; and

•                  the percentage of each respective type of loans that will mature within the shared loss period under the FDIC loss sharing agreements.

Response:  We have directed investors to our discussion under “Business — Loss Share Resolution” beginning on page 102 of Amendment No. 1 and expanded our discussion regarding the requirements and limitations of loss share coverage under the FDIC loss share agreements.  We have also included disclosure on page 94 of Amendment No. 1 that outlines the percentage of each respective type of loan that will mature within the shared loss period under the FDIC loss share agreements.

34.  Please revise the section entitled “Competition” on page 90 to disclose your competitive position in terms of deposits and assets in your market area as required by Item 101(c)(1)(x).

Response:  We have revised our disclosure beginning on page 102 of Amendment No. 1 to provide details regarding our largest deposit market areas and the percentage of the deposit market share we hold.  We do not have asset data by market area readily available to us, and therefore, we have not included our market share of assets.

Management, page 113

35.  Please revise this section as follows:

•                  as required by Item 401(b), revise your description of Mr. Provost on page 113 to disclose the period during which Mr. Provost has served as your President and Chief Executive Officer; and

•                  disclose the legal basis on which you claim that persons who serve solely as your Chairman of the Board (Mr. Torgow) or as a Vice Chairman of the Board (Mr. Collins) are “executive officers” for purposes of Rules 401 and 402.

Response:  We have revised our disclosure on page 125 of Amendment No. 1 to disclose the period that Mr. Provost has served as our President and Chief Executive Officer.

The definition of “named executive officer” in Item 402(m)(2) of Regulation S-K includes our “two most highly compensated executive officers” other than our Chief Executive Officer.  Our Second Amended and Restated Bylaws sets forth a list of officers of the Company including the office of “chairman of the board” and any other officer positions we deem necessary.  Accordingly, within our company, the offices of Chairman and Vice-Chairman are officer positions and Mr. Torgow and Mr. Collins receive compensation as employees of the Company for the services they provide to us in these roles.  In addition, pursuant to Rule 3b-7 under the Exchange Act, the term “executive officer” includes any officer “who performs a policy making function” for the Company.  Each of Mr. Torgow and Mr. Collins, in their capacity as Chairman and Vice-Chairman, respectively, performs a policy making function for the Company.  The compensation paid to Mr. Torgow and Mr. Collins during the fiscal year ended December 31, 2011, for services provided while serving in their respective roles of Chairman and Vice-Chairman qualify Mr. Torgow and Mr. Collins as our two most highly compensated executive officers, other than our Chief Executive Officer, and thus requires disclosure of their compensation as a “named executive officer” pursuant to Item 402(m)(2) of Regulation S-K.

We have expanded our disclosure on pages 126 and 127 of Amendment No. 1 to discuss in more detail each of Mr. Torgow’s and Mr. Collins’ status as an officer of the Company.

Board of Directors, page 115

36.  Noting that WLR Funds own 22 percent of your outstanding stock and that Mr. Ross became a director in April 2010 before your first private placement to WLR Funds, please disclose, consistent with Item 410(a) whether you had or have any arrangement or understanding pursuant to which he was or is to be a director or nominee.

Response:  There were no arrangements for Mr. Ross to become a director of the Company or the Bank prior to the closing of our April 30, 2010 private placement.  Under the subscription agreement entered into between the Company and the WLR Funds in connection with our April 30, 2010 private placement, the WLR Funds have the right to designate one nominee to the Company’s and the Bank’s Boards of Directors and to have such director serve on up to two committees of the Company’s and the Bank’s Boards of Directors.  Mr. Wilbur L. Ross, Jr. currently serves as the WLR Funds’ representative on the Company’s and the Bank’s Boards of Directors.  We have updated our disclosure on pages 129 and 138 of Amendment No. 1 to disclose this arrangement.

Summary Compensation Table, page 118

37.  Please revise this section consistent with Item 402 as follows:

•                  disclose data for the last two completed fiscal years as required by Item 402(n);

•                  disclose data for the two most highly compensated “executive officers” as required by Item 402(m)(2);

•                  provide the narrative disclosure required by Item 402(o) including the basis for granting bonuses (including a $2 million bonus to your CEO) and option awards during a year in which net income dropped by over $11 million which was twenty five percent from 2010 despite onetime gains of over $39 million and one time income of over $50 million from FDIC loss sharing.

Response:  Pursuant to Instruction 1 to Item 402(n) of Regulation S-K, information with respect to the fiscal year prior to the last completed fiscal year will not be required for companies that were not reporting companies pursuant to section 13(a) or 15(d) of the Exchange Act at any time during that year.  Because we have not previously been a reporting company pursuant to section 13(a) or 15(d) of the Exchange Act, we have only included data for our fiscal year ended December 31, 2011.

We have disclosed data for our two most highly compensated executive officers as required by Item 402(m)(2), as noted in our response to comment 35, above.

We have included disclosure pertaining to the bonuses granted within the Summary Compensation Table on page 130 of Amendment No. 1.  We further note that 2011 was a very successful year for the Company as two highly beneficial acquisitions were completed and the integrations of all four acquisitions were completed.

Compensation of Directors, page 122

38.  Please revise this section consistent with Item 402(r) as follows:

•                  disclose compensation paid to your Chairman and Vice Chairman; and

•                  provide a narrative including disclosure of terms of any different compensation arrangements for Mr. Leitch and your Chairman and Vice Chairman.

Response:  As noted in our response to comment 35, above, our Chairman and Vice Chairman are also each “named executive officers” under Item 402(m)(2) of Regulation S-K and each of their compensation is fully reflected in the Summary Compensation Table on page 130 of Amendment No. 1.  As such, pursuant to Item 402(r)(2)(i) of Regulation S-K, we have omitted our Chairman and Vice Chairman from the director compensation table on page 134 of Amendment No. 1.

With respect to Mr. Leitch, we granted him stock options when he was appointed as a director in 2011.  Mr. Leitch was the only director appointed in 2011 and, therefore, was the only director that received a grant of stock options in 2011, which we have noted in footnote 2 to the “Compensation of Directors for Fiscal Year 2011” table on page 134 of Amendment No. 1.

Certain Relationships and Related Party Transactions, page 126

39.  Please revise this section as required by Item 404 to disclose the transactions with Mr. Ross, your director and the beneficial owner of over 22 percent of your outstanding stock, in which he had a direct or indirect material interest including the terms of any sales of stock and warrants.

Response:  We have revised our disclosure on page 138 of Amendment No. 1 under “Certain Relationships and Related Party Transactions” to disclose the transactions we have with the WL Ross Funds, for which Mr. Ross serves as the director representative on our board of directors for such funds.

Unaudited Consolidated Financial Statements, beginning on page F-2

40.  Please revise the financial statements and footnotes to clearly mark all unaudited information as such.

Response:  We have revised the financial statements and footnotes to clearly mark all unaudited information as such.

41.  Please revise the footnotes to the financial statements to include summary financial information of the bank holding company.

Response:  We have revised our footnotes to include summary financial information of the bank holding company on page F-47 of Amendment No. 1.

Recently Adopted and Issued Accounting Standards, page F-7

42.  Please revise to disclose as of what date the implementation of new or revised accounting standards will be delayed.

Response:  We have disclosed the timing of adoption for each accounting standard or other item discussed beginning on page F-7 of Amendment No. 1.

Fair Value, page F-8

43.  We note that you may use pricing information obtained from third party vendors. Please revise to discuss management’s procedures to ensure the reasonableness of prices obtained from third parties.

Response:  We have revised our disclosure on page F-9 of Amendment No. 1 to include management’s review process with respect to third-party pricing information.

Loans, page F-21

44.  Please revise to expand the disclosure that residential real estate loans are underwritten to a certain level of documentation, clarifying what that level of documentation is.

Response:  We have revised our disclosure on page F-21 of Amendment No. 1 related to the underwriting standards for residential real estate originations.

Audited Consolidated Financial Statements, beginning on page F-43

15. Stock Compensation and Stock Warrant, page F-100

45.  Please provide us a schedule of stock option issuances for the past 12 months, including the number of options, the date issued and the fair value assigned to them at issuance. Please tell us how you considered your pending IPO in determining the fair value assigned to them.

Response:  As noted in on page F-108 of Amendment No. 1, we determine the estimated fair value of each option using a Black-Scholes option valuation model which utilizes assumptions of the expected dividend yield, expected volatility, the risk-free interest rate and the expected life.  Because we are not yet a public company, we use the volatility of the ABA Nasdaq Community Bank Index as an input for the expected volatility.

Additionally, the registration rights agreement containing our obligation to file this Form S-1 registration statement was executed in February 2012, after each of the stock options issuances in March and December of 2011 as detailed below.  As such, the IPO was not considered when we determined the value of the options issued during 2011.

Options issued since 12/31/10

	Grant Date	Units Granted	Expiration Date	Strike Price	Fair Value at Issuance
Employee Options	March 1, 2011	825,000	March 1, 2021	$6.50	$2.25
Employee Options	December 12, 2011	218,250	December 12, 2021	$7.25	$2.21

Recent Sales …, page II-2

46.  Revise the April 30, 2010 disclosure to disclose the strike price for the warrants related to the 1,623,162 shares and the April 30, 2012 disclose to disclose the weighted average exercise price for the options and their term.

Response:  We have revised our disclosure on pages II-2 to II-3 of Amendment No. 1 to include the requested information.

Exhibits

47.  We note you have not filed any exhibits and you have indicated an intent to omit schedules and other documents. Please file all exhibits and provide us with all documents that you propose to omit. Once we have reviewed these documents we may have additional comments.

Response:  We have filed all exhibits that have not been footnoted as to be filed in a future amendment.  All schedules to the Purchase and Assumption Agreements that we intend to omit have been marked as such pursuant to Item 601(b)(2) of Regulation S-K.  We will file the remaining exhibits in a future amendment.

We hope the foregoing information addresses the Staff’s comments regarding the referenced registration statement.  If you have any questions regarding this letter, please do not hesitate to contact me at (248) 498-2848 or our attorney Brennan Ryan at (404) 322-6218.

Very truly yours,

/s/ Dennis Klaeser

Chief Financial Officer

cc:           J. Brennan Ryan, Esq., Nelson Mullins Riley & Scarborough LLP